UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: September 30, 2007

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Thomas Weisel Asset Management, LLC
Address:	1 Montgomery St
		37 th Floor
		San Francisco, CA 94104

13F File Number:	028-10037

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-488-4641
Signature, Place, and date of signing:

	James P. Record	Boston, MA	November 14, 2007

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		2

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	$153,592,000


List of Other Included Managers:

	No.	13F File Number	Name
				TW Asset Management LLC
         Thomas Weisel Capital Management LLC

FORM 13F INFORMATION TABLE
                                                 VALUE   SHARES/    PUT/  INVSTMT     VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS  CUSIP       (X$1000)  PRN  AMT   CALL  DSCRETN       SOLE    SHARED    NONE
Acme Communication COM             004631107          758     195857          SOLE           0             195857
ALLIANCE DATA SYS  COM             018581108        13234     170900          SOLE        1200             169700
Apple Computer     COM             037833100          184       1200          SOLE        1200                  0
Arch Cap Group     COM             G0450A105        22323     300000          SOLE           0             300000
Aruba Networks     COM             043176106          372      18602          SOLE        1150              17452
Aspreva Pharma CorpCOM             04538T109         1058      51538          SOLE           0              51538
Astrazeneca Pharma ADR             046353108          100       2000          SOLE        2000                  0
AT&T Corp          COM             00206R102          106       2500          SOLE        2500                  0
Celgene            COM             151020104          123       1725          SOLE        1725                  0
Centennial Com CorpCOM             15133V208        17694    1748378          SOLE           0            1748378
Cheveron Corp      COM             166764100          140       1500          SOLE        1500                  0
Compucredit Corp   COM             20478N100          109       5000          SOLE        5000                  0
Fibertower         COM             31567R100          619     161100          SOLE           0             161100
Finisar            COM             31787A101         1120     400000          SOLE           0             400000
Hansen Medical     COM             411307101        47607    1756055          SOLE     1756055                  0
Hewlett Packard    COM             428236103          124       2500          SOLE        2500                  0
IDM Pharma Inc     COM             449394105          455     297189          SOLE           0             297189
McGraw Hill        COM             580645109          127       2500          SOLE        2500                  0
Merck & Co         COM             589331107        4263       82480          SOLE           0              82480
Moodys Corp        COM             615369105         101        2000          SOLE        2000                  0
Occam Networks     COM             67457P309        4503      472987          SOLE           0             472987
Optionsxpress      COM             684010101         779       29797          SOLE           0              29797
Oracle Corp        COM             68389X105         108        5000          SOLE        5000                  0
Packaging Corp     COM             695156109        8721      300000          SOLE      300000                  0
Paetec Holdings    COM             695459107       10174      815890          SOLE           0             815890
Qualcomm Inc       COM             747525103         211        5000          SOLE        5000                  0
Savvis             COM             805423308       16525      425802          SOLE           0             425802
SourceFire Co      COM             83616T108         695       76547          SOLE           0              76547
Statoil ASA        ADR             85771P102         102        3000          SOLE        3000                  0
Thermage Inc       COM             88343R101         494       69800          SOLE           0              69800
Volcano Corp       COM             928645100         412       25041          SOLE           0              25041
Walgreen Co        COM             931422109         118        2500          SOLE        2500                  0
Yahoo              COM             984332106         133       4952           SOLE           0               4952